Fair Value Disclosures on Financial Instruments	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures on Financial Instruments
Fair Value Disclosures on Financial Instruments

(F.2) Fair Value Disclosures on Financial Instruments

y Level Transfers

It is our policy that transfers between the different levels of the fair value hierarchy are deemed to have occurred at the beginning of the period of the event or change in circumstances that caused the transfer.

Fair Value of Financial Instruments

We use various types of financial instruments in the ordinary course of business, which are classified as either amortized cost (AC) or fair value through profit or loss (FVTPL). For those financial instruments measured at fair value or for which fair value must be disclosed, we have categorized the financial instruments into a three-level fair value hierarchy depending on the inputs used to determine fair value and their significance for the valuation techniques.

Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy

€ millions	Category	12/31/2020
		Carrying Amount	Measurement Categories		Fair Value

			At Amortized	At Fair Value	Level 1	Level 2	Level 3	Total
			Cost

Assets
Cash and cash equivalents		5,311
Cash at banks[1]	AC	2,732	2,732
Time deposits[1]	AC	924	924
Money market and similar funds	FVTPL	1,655		1,655	1,655			1,655
Trade and other receivables		6,730
Trade receivables[1]	AC	6,232	6,232
Other receivables[2]	—	498
Other financial assets		5,147
Debt securities	AC	24	24		24			24
Equity securities	FVTPL	3,113		3,113	72	536	2,505	3,113
Investments in associates[2]	—	14
Time deposits	AC	1,445	1,445			1,445		1,445
Financial instruments related to employee benefit plans2)	—	162
Loans and other financial receivables	AC	190	190			190		190
Derivative assets
Designated as hedging instrument
FX forward contracts	—	7		7		7		7
Interest rate swaps	—	114		114		114		114
Not designated as hedging instrument
FX forward contracts	FVTPL	38		38		38		38
Call options for share-based payments	FVTPL	36		36		36		36
Call option on equity shares	FVTPL	4		4			4	4
Liabilities
Trade and other payables		-1,312
Trade payables[1]	AC	-1,014	-1,014
Other payables[2]	—	-298
Financial liabilities		-15,953
Non-derivative financial liabilities
Loans	AC	-1,301	-1,301			-1,301		-1,301
Bonds	AC	-11,300	-11,300		-10,966	-931		-11,897
Private placements	AC	-742	-742			-771		-771
Other non-derivative financial liabilities3)	AC	-2,547	-2,547			-427		-427
Derivatives
Designated as hedging instrument
FX forward contracts	—	-1		-1		-1		-1
Interest rate swaps	—	0		0		0		0
Not designated as hedging instrument
FX forward contracts	FVTPL	-61		-61		-61		-61
Total financial instruments, net		-77	-5,357	4,904	-9,214	-1,128	2,509	-7,833

Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy

€ millions	Category	12/31/2019
		Carrying Amount	Measurement Categories		Fair Value

			At Amortized	At Fair Value	Level 1	Level 2	Level 3	Total
			Cost

Assets
Cash and cash equivalents		5,314
Cash at banks[1]	AC	2,877	2,877
Time deposits[1]	AC	1,090	1,090
Money market and similar funds	FVTPL	1,347		1,347	1,347			1,347
Trade and other receivables		8,037
Trade receivables[1]	AC	7,582	7,582
Other receivables[2]	—	454
Other financial assets		2,633
Debt securities	AC	27	27		27			27
Equity securities	FVTPL	1,996		1,996	25	89	1,882	1,996
Investments in associates[2]	—	16
Time deposits	AC	41	41			41		41
Financial instruments related to employee benefit plans[2]	—	183
Loans and other financial receivables	AC	217	217			217		217
Derivative assets
Designated as hedging instrument
FX forward contracts	—	3		3		3		3
Interest rate swaps	—	9		9		9		9
Not designated as hedging instrument
FX forward contracts	FVTPL	33		33		33		33
Call options for share-based payments	FVTPL	95		95		95		95
Call option on equity shares	FVTPL	15		15			15	15
Liabilities
Trade and other payables		-1,589
Trade payables[1]	AC	-1,283	-1,283
Other payables[2]	—	-306
Financial liabilities		-16,196
Non-derivative financial liabilities
Loans	AC	-2,016	-2,016			-2,016		-2,016
Bonds	AC	-10,533	-10,533		-10,003	-1,100		-11,103
Private placements	AC	-1,067	-1,067			-1,078		-1,078
Other non-derivative financial liabilities[3]	AC	-2,498	—		2,498	-296		-296
Derivatives
Designated as hedging instrument
FX forward contracts	—	-11		-11		-11		-11
Interest rate swaps	—	-16		-16		-16		-16
Not designated as hedging instrument
FX forward contracts	FVTPL	-55		-55		-55		-55
Total financial instruments, net		-1,801	-5,564	3,416	-8,604	-4,086	1,896	-10,794

[1] We do not separately disclose the fair value for cash and cash equivalents, trade receivables, and accounts payable as their carrying amounts are a reasonable approximation of their fair values.

[2] Since the line items trade receivables, trade payables, and other financial assets contain both financial and non-financial assets or liabilities (such as other taxes or advance payments), the carrying amounts of non-financial assets or liabilities are shown to allow a reconciliation to the corresponding line items in the Consolidated Statements of Financial Position.

[3] For lease liabilities, included in the line item other non-derivative financial liabilities, separate disclosure of fair value is not required.

Fair Values of Financial Instruments by Instrument Classification

€ millions	Category	12/31/2020
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	4,846		4,846
At amortized cost	AC	11,547	11,547
Financial liabilities
At fair value through profit or loss	FVTPL	-61		-61
At amortized cost	AC	-16,904	-16,904

Fair Values of Financial Instruments by Instrument Classification

€ millions	Category	12/31/2019
		Carrying Amount	At Amortized Cost	At Fair Value
Financial assets
At fair value through profit or loss	FVTPL	3,486		3,486
At amortized cost	AC	11,834	11,834
Financial liabilities
At fair value through profit or loss	FVTPL	-55		-55
At amortized cost	AC	-17,398	-17,398

Determination of Fair Values

A description of the valuation techniques and the inputs used in the fair value measurement is given below:

Financial Instruments Measured at Fair Value on a Recurring Basis

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique	Significant Unobservable Inputs	Interrelationship Between Significant Unobservable Inputs and Fair Value Measurement
Other financial assets
Money-market and similar funds	Level 1	Quoted prices in an active market	NA	NA
Debt securities	Level 1	Quoted prices in an active market	NA	NA
Listed equity securities	Level 1	Quoted prices in an active market	NA	NA
	Level 2	Quoted prices in an active market deducting a discount for the disposal restriction derived from the premium for a respective put option.	NA	NA
Unlisted equity securities	Level 3	Market approach. Comparable company valuation using revenue multiples derived from companies comparable to the investee.	Peer companies used (revenue multiples range from 1.3 to 21.4) Revenues of investees Discounts for lack of marketability (10% to 30%)	The estimated fair value would increase (decrease) if: -The revenue multiples were higher (lower) -The investees’ revenues were higher (lower) -The liquidity discounts were lower (higher)

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

			NA	NA
		Last financing round valuations	NA	NA
		Liquidation preferences	NA	NA
		Net asset value/fair market value as reported by the respective funds	NA	NA
Call options for share-based payment plans	Level 2	Monte Carlo model. Calculated considering risk-free interest rates, the remaining term of the derivatives, the dividend yields, the share price, and the volatility of our share.	NA	NA
Call option on equity shares	Level 3

Market approach. Venture capital method evaluating a variety of quantitative and qualitative factors such as actual and forecasted results, cash position, recent or planned transactions, and market comparable companies.

			NA	NA
Other financial assets/ Financial liabilities
FX forward contracts	Level 2

Discounted cash flow using par method. Expected future cash flows based on forward exchange rates are discounted over the respective remaining term of the contracts using the respective deposit interest rates and spot rates.

			NA	NA
Interest rate swaps	Level 2

Discounted cash flow. Expected future cash flows are estimated based on forward interest rates from observable yield curves and contract interest rates, discounted at a rate that reflects the credit risk of the counterparty.

			NA	NA

Financial Instruments Not Measured at Fair Value

Type	Fair Value Hierarchy	Determination of Fair Value/Valuation Technique
Financial liabilities
Fixed-rate bonds (financial liabilities)	Level 1	Quoted prices in an active market
Fixed-rate private placements/ loans (financial liabilities)	Level 2	Discounted cash flows Future cash outflows for fixed interest and principal are discounted over the term of the respective contracts using the market interest rates as at the reporting date.

For other non-derivative financial assets/liabilities and variable rate financial debt, it is assumed that their carrying value reasonably approximates their fair values.

Transfers Between Levels 1 and 2

Transfers of equity securities from Level 2 to Level 1, which occurred because disposal restrictions lapsed and deducting a discount for such restriction was no longer necessary, were €91 million in 2020 (2019 : €5 million), while transfers from Level 1 to Level 2 did not occur at all.

Level 3 Fair Value Disclosures

The following table shows the reconciliation of fair values from the opening to the closing balances for our unlisted equity securities and call options on equity shares classified as Level 3 fair values:

Reconciliation of Level 3 Fair Values

€ millions	2020	2019
1/1	1,896	1,202
Transfers
Into Level 3	0	0
Out of Level 3	-201	-39
Purchases	728	487
Sales	-233	-183
Gains/losses
Included in financial income, net in profit or loss	501	411
Included in exchange differences in other comprehensive income	-183	18
12/31	2,508	1,896
Change in unrealized gains/losses in profit or loss for equity investments held at the end of the reporting period	376	318

Transfers out of Level 3 are due to initial public offerings of the respective investee. Changing the unobservable inputs to reflect reasonably possible alternative assumptions would not have a material impact on the fair values of our unlisted equity securities held as FVTPL as at the reporting date.